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PGIM Jennison Health Sciences Fund
FUND SUMMARY IMPORTANT NOTE: Effective February 24, 2020, the Fund will be re-opened to investment by new investors in Class A, C, R, Z and R6 shares of the Fund. From June 29, 2012 to February 24, 2020, the Fund is generally closed to new investors. Please see “More About the Fund’s Investment Strategies, Investments and Risks” in the Prospectus for details.
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 47 of the Fund's Prospectus and in Rights of Accumulation on page 65 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Jennison Health Sciences Fund - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none		none
Maximum deferred sales charge (load)(as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none
Redemption fee	none	none	none	none	none		none
Exchange fee	none	none	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[1]	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Jennison Health Sciences Fund		Class A	Class B	Class C	Class R	Class Z	Class R6
Management fees		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none	none
Other expenses		0.13%	0.50%	0.11%	0.38%	0.14%	0.19%
Total annual Fund operating expenses		1.15%	2.22%	1.83%	1.85%	0.86%	0.91%
Fee waiver and/or expense reimbursement		none	none	none	(0.25%)	none	(0.09%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.15%	2.22%	1.83%	1.60%	0.86%	0.82%
[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through March 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to March 31, 2021 without the prior approval of the Fund’s Board of Directors.
[2]	The distributor has contractually agreed to limit its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Fund’s Class R shares through March 31, 2021. This waiver may not be terminated prior to March 31, 2021 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM Jennison Health Sciences Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	661	895	1,148	1,871
Class B	725	994	1,290	2,156
Class C	286	576	990	2,148
Class R	163	557	977	2,149
Class Z	88	274	477	1,061
Class R6	84	281	495	1,111

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Jennison Health Sciences Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	661	895	1,148	1,871
Class B	225	694	1,190	2,156
Class C	186	576	990	2,148
Class R	163	557	977	2,149
Class Z	88	274	477	1,061
Class R6	84	281	495	1,111

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments whose prices will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within the health sciences sector, such as pharmaceutical companies, biotechnology companies, medical device manufacturers, healthcare service providers and health maintenance organizations (HMOs) and other companies that derive at least 50% of their assets, revenues or profits from operations in the healthcare sector. The group of industries in which the Fund concentrates its investments is known as its “sector”. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund invests in securities of issuers among a number of different countries throughout the world, one of which is the United States. The Fund has no limit on the amount of assets that must be invested in each country. However, the Fund’s investments in the securities of non-US issuers, which we refer to as “foreign securities” and includes stocks and other equity-related securities, is limited to 35% of the Fund's total assets.

The Fund holds those equity and equity-related securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The portfolio managers use fundamental and quantitative analyses to select individual securities, and they may invest more than 5% of the Fund's assets in any one issuer. The Fund participates in the initial public offering (IPO) market.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings; the stock has experienced adverse price movement; the stock has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; or a relatively more attractive stock emerges.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk. Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)

Best Quarter:		Worst Quarter:
18.22%	4th Quarter 2019	-20.47%	4th Quarter 2018

Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Average Annual Total Returns - PGIM Jennison Health Sciences Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares	11.74%	4.79%	16.11%
Class B shares	11.82%	4.98%	15.89%
Class C shares	16.45%	5.26%	15.96%
Class R shares	17.71%	5.69%		15.34%	Feb. 03, 2012
Class R6 shares	18.63%			12.00%	Jan. 27, 2016
Class Z Shares	18.58%	6.30%	17.12%
Class Z Shares | Return After Taxes on Distributions	17.78%	4.39%	15.12%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	11.57%	4.44%	13.96%
S&P 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)	20.87%	10.69%	15.17%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	30.90%	11.46%	13.52%

° After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.